                                   SUPPLEMENT
                             DATED AUGUST 10, 2005
                         TO THE FOLLOWING PROSPECTUSES:


               HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES
                               DATED MAY 1, 2005


HARTFORD HIGH YIELD HLS FUND

         As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for Hartford High Yield
         HLS Fund, and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of the Hartford High Yield HLS Fund. Accordingly, on page 27 of the prospectus, under the heading "Portfolio Managers", the disclosure referring to Ms. Mozonski and Mr. Hillmeyer is deleted and replaced with the following:

         Mark Niland, CFA

         -         Executive Vice President of Hartford Investment Management

         -         Co-portfolio manager of the fund since September 2005

         - Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time

         Nasri Toutoungi

         -         Managing Director of Hartford Investment Management

         -         Co-portfolio manager of the fund since September 2005

         -         Joined Hartford Investment Management in 2003

         - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998



       HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005


HARTFORD HIGH YIELD HLS FUND

         As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for Hartford High Yield
         HLS Fund, and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of Hartford High Yield HLS Fund. Accordingly, on page 52 of the prospectus, under the heading "Portfolio Managers", the disclosure referring to Ms. Mozonski and Mr. Hillmeyer is deleted and replaced with the following:

         Mark Niland, CFA

         -        Executive Vice President of Hartford Investment Management

         -        Co-portfolio manager of the fund since September 2005

         - Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time

         Nasri Toutoungi

         -        Managing Director of Hartford Investment Management

         -        Co-portfolio manager of the fund since September 2005

         -        Joined Hartford Investment Management in 2003

         - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998



       HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES DATED MAY 1, 2005


HARTFORD HIGH YIELD HLS FUND

         As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for the Hartford High Yield HLS Fund and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of the Hartford High Yield HLS Fund. Accordingly, on page 52 of the prospectus, under the heading "Portfolio Managers", the disclosure referring to Ms. Mozonski and Mr. Hillmeyer is deleted and replaced with the following:

         Mark Niland, CFA

         -        Executive Vice President of Hartford Investment Management

         -        Co-portfolio manager of the fund since September 2005

         - Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time

         Nasri Toutoungi

          -    Managing Director of Hartford Investment Management

          -    Co-portfolio manager of the fund since September 2005

          -    Joined Hartford Investment Management in 2003

          - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998


       HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005

HARTFORD HIGH YIELD HLS FUND

     As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for Hartford High Yield HLS Fund, and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of the Hartford High Yield HLS Fund. Accordingly, on page 33 of the prospectus, under the heading "Portfolio Managers", the disclosure referring to Ms. Mozonski and Mr. Hillmeyer is deleted and replaced with the following:

          Mark Niland, CFA

          -    Executive Vice President of Hartford Investment Management

          -    Co-portfolio manager of the fund since September 2005

          - Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time

          Nasri Toutoungi

          -    Managing Director of Hartford Investment Management

          -    Co-portfolio manager of the fund since September 2005

          -    Joined Hartford Investment Management in 2003

          - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSES FOR FUTURE REFERENCE.

2


                                   SUPPLEMENT
                              DATED AUGUST 10, 2005
                                     TO THE
                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
        HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                          CLASS IA AND CLASS IB SHARES
                               DATED MAY 1, 2005

-------------------------------------------------------------------------------


         As of September 1, 2005, Mark Niland and Nasri Toutoungi will assume all portfolio management responsibilities for Hartford High Yield
         HLS Fund, and Christine Mozonski and David Hillmeyer will no longer serve as portfolio managers of Hartford High Yield HLS Fund. Accordingly, the Statement of Additional Information shall be revised as follows:

         1. Under "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management" on page 45, the disclosure pertaining to Mr. Hillmeyer and Ms. Mozonski is deleted and replaced with the following:

                         REGISTERED
                         INVESTMENT
                         COMPANY        ASSETS          POOLED         ASSETS       OTHER         ASSETS
PORTFOLIO MANAGER        ACCOUNTS       MANAGED         ACCOUNTS       MANAGED      ACCOUNTS      MANAGED

Mark Niland3                 2          $446,149,860        0          $0               2         $24,280,054,085


         2. Under "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management" on page 46, the disclosure pertaining to Mr. Toutoungi is deleted and replaced with the following:

                         REGISTERED
                         INVESTMENT
                         COMPANY        ASSETS          POOLED         ASSETS       OTHER         ASSETS
PORTFOLIO MANAGER        ACCOUNTS       MANAGED         ACCOUNTS       MANAGED      ACCOUNTS      MANAGED

Nasri Toutoungi 3,4          2          $897,812,264        1          $67,490,905      10        $1,117,024,259


         3. Under "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management" on page 46, the following footnotes are added at the end of the table after footnotes 1 and 2:

                  3 Mr. Niland and Mr. Toutoungi were named co-portfolio managers of High Yield HLS Fund as of September
                           1, 2005. The information provided in the table above for Mr. Niland and Mr. Toutoungi is current as of July 31, 2005.

                  4 In addition to the registered investment company accounts listed in the table above, Mr. Toutoungi is manager of more than one HLS Fund, Total Return Bond HLS Fund and High Yield HLS Fund. As of July 31, 2005, total assets under management in these HLS Funds were $3,693,392,691 and $804,413,956, respectively.

         4. Under "Portfolio Managers, Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management" on page 48, the disclosure pertaining to Mr. Hillmeyer and Ms. Mozonski is deleted and replaced with the following:

                                                                           DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER        FUNDS SUB-ADVISED/MANAGED                         BENEFICIALLY OWNED

Mark Nilandb             High Yield HLS Fund                               None

          5. Under "Portfolio Managers, Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment Management" on page 48, the disclosure pertaining to Mr. Toutoungi isMr. Toutoungi isdeleted and replaced with the following:

                                                                           DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER        FUNDS SUB-ADVISED/MANAGED                         BENEFICIALLY OWNED

Nasri Toutoungi2         Total Return Bond HLS Fund                        None
                         High Yield HLS Fund                               $1 - $10,000

         6. Under "Portfolio Managers, Equity Securities Beneficially Owned by Portfolio Managers of Hartford Investment
                  Management" on page 48, the following footnote is added at the end of the table after footnote b:

                  2 Mr. Niland and Mr. Toutoungi were named co-portfolio managers of High Yield HLS Fund as of September
                           1, 2005. The information provided in the table above for Mr. Niland and Mr. Toutoungi is current as of July 31, 2005.



THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

                                       2